Cover Page	May 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	Fisker Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address, Address Line One	1888 Rosecrans Avenue
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	833
Local Phone Number	434-7537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	FSR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001720990
Amendment Flag	false